Reclassification on comparative figures - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Reclassification From Inventory To Prepaid Expenses And Other Current Assets
Disclosure of reclassifications or changes in presentation [line items]
Reclassifications on comparative figures	$ 87
Reclassification From Payables And Accrued Liabilities To Provision For Restructuring And Other Costs
Disclosure of reclassifications or changes in presentation [line items]
Reclassifications on comparative figures	173
Reclassification From Onerous Contract Provisions To Provision For Restructuring And Other Costs [Member]
Disclosure of reclassifications or changes in presentation [line items]
Reclassifications on comparative figures	310
Reclassification From Non-Current Portion Of Provision For Restructuring Costs To Provision For Restructuring And Other Costs
Disclosure of reclassifications or changes in presentation [line items]
Reclassifications on comparative figures	$ 718